Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Financials Portfolio - Select Financials Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(3.91%)
Annual Return 2016	18.67%
Annual Return 2017	20.94%
Annual Return 2018	(15.86%)
Annual Return 2019	34.24%
Annual Return 2020	0.94%
Annual Return 2021	33.24%
Annual Return 2022	(8.17%)
Annual Return 2023	14.51%
Annual Return 2024	32.80%